FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details)	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Feb. 11, 2021 $ / shares
Public Warrants | Market price of public stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input				9.54
Public Warrants | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input				0.52
Public Warrants | Dividend Yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input				0.00
Public Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input				11.50
Public Warrants | One-touch hurdle
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input				18.15
Private Placement Warrants | Market price of public stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			9.79	9.54
Private Placement Warrants | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			1.18	0.52
Private Placement Warrants | Dividend Yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			0.00	0.00
Private Placement Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			11.50	11.50
Representative Warrants | Market price of public stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	9.89	9.88	9.79	9.54
Representative Warrants | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	2.98	2.44	1.18	0.36
Representative Warrants | Dividend Yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.00	0.00	0.00	0.00
Representative Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	11.50	11.50	11.50	11.50